Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2025
At the beginning of the financial year	7,565	34,504	12,227	17,097	236	71,629
Additions 1	28	1,653	1,066	8,703	50	11,500
Remeasurements of index-linked freight contracts 2	–	(210)	–	–	–	(210)
Depreciation for the year	(578)	(4,441)	(410)	–	–	(5,429)
Net impairments for the year 3	(7)	(76)	(23)	–	–	(106)
Disposals	(1)	(19)	–	–	–	(20)
Divestment of subsidiaries and operations	–	(1)	(42)	–	–	(43)
Transfers and other movements	404	5,143	(581)	(5,754)	(76)	(864)

At the end of the financial year 4	7,411	36,553	12,237	20,046	210	76,457

– Cost	15,617	93,385	20,359	22,002	223	151,586
– Accumulated depreciation and impairments	(8,206)	(56,832)	(8,122)	(1,956)	(13)	(75,129)

Net book value – 30 June 2024
At the beginning of the financial year	8,140	36,654	13,304	13,481	239	71,818
Additions 1	27	1,206	795	8,840	58	10,926
Remeasurements of index-linked freight contracts 2	–	230	–	–	–	230
Depreciation for the year	(637)	(4,287)	(264)	–	–	(5,188)
Net impairments for the year 3	(88)	(1,440)	(930)	(1,365)	(10)	(3,833)
Disposals	(1)	(15)	–	–	–	(16)
Divestment of subsidiaries and operations 5	(293)	(1,093)	(23)	(44)	–	(1,453)
Transfers and other movements	417	3,249	(655)	(3,815)	(51)	(855)

At the end of the financial year 4	7,565	34,504	12,227	17,097	236	71,629

– Cost	15,180	86,989	19,900	19,106	1,035	142,210
– Accumulated depreciation and impairments	(7,615)	(52,485)	(7,673)	(2,009)	(799)	(70,581)

1	Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 15 ‘Closure and rehabilitation provisions’.

2	Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 22 ‘Leases’.

3	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

4
Includes the carrying value of the Group’s
right-of-use
assets relating to land and buildings and plant and equipment of US$2,653 million (2024: US$2,708 million). Refer to note 22 ‘Leases’ for the movement of the right-of-use
assets.

5	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024.

Summary of Principal Depreciation Methods and Rates Applied to Major Asset Categories
The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.

Asset category	Plant and equipment
Buildings – Mine related property	UoP based upon reserves, otherwise SL over 25-50 years

Plant and equipment	UoP based upon reserves, otherwise SL over 3-30 years

Mineral rights	UoP based upon reserves

Capitalised exploration, evaluation and development expenditure	UoP based upon reserves